Shareholder Report, Average Annual Return (Details) 195935_LoCorr Hedged Core Fund_Class I_TSR Annual {Class I}	12 Months Ended	18 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	2.79%	(1.73%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	5.72%